Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 323	$ 308	$ 1,238	$ 1,329
Proceeds from insurance recovery			165	0
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 282	$ 282	$ 1,132	$ 1,215